Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	$ 1,244,646	$ 6,008,477
Cost	1,195,203	5,886,444
Unrealized gain in profit and loss	49,443	122,033
Net realized gain on short-term investments	456,149	3,128,014
Unrealized gain on short-term investments	49,443	122,033	$ 0
REITs [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	1,167,647
Cost	1,124,293
Unrealized gain in profit and loss	43,354
Equity securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value		5,189,456
Cost		5,069,310
Unrealized gain in profit and loss		120,146
Money market instrument [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	76,999	819,021
Cost	70,910	817,134
Unrealized gain in profit and loss	$ 6,089	$ 1,887